Options and Warrants (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrants Oustanding (in Shares)	17,567,326	19,530,441	12,307,558
Warrants Oustanding, Weighted Average Exercise Price	$ 0.93	$ 1.08	$ 0.86
Warrants Granted		5,305,513	8,187,817
Warrants Granted, Weighted Average Exercise Price		$ 0.86	$ 1.31
Warrants Exercised (in Shares)		(6,268,628)	(680,000)
Warrants Exercised, Weighted Average Exercise Price		$ 1.33	$ 0.03
Warrants Forfeited (in Shares)		0	(284,934)
Warrants Forfeited, Weighted Average Exercise Price		$ 0	$ 0.48
Warrants Cancelled (in Shares)		0	0
Warrants Cancelled, Weighted Average Exercise Price		$ 0	$ 0
Warrants Expired (in Shares)		(1,000,000)	0
Warrants Expired, Weighted Average Exercise Price		$ 1.00	$ 0
Warrants Oustanding (in Shares)		17,567,326	19,530,441
Warrants Oustanding, Weighted Average Exercise Price		$ 0.93	$ 1.08
Warrant [Member]
Warrants Oustanding (in Shares)	17,567,326
Warrants Oustanding, Weighted Average Exercise Price	$ 0.93
Warrants Granted
Warrants Granted, Weighted Average Exercise Price
Warrants Exercised (in Shares)	(1,000,000)
Warrants Exercised, Weighted Average Exercise Price	$ 0.0001
Warrants Forfeited (in Shares)
Warrants Forfeited, Weighted Average Exercise Price
Warrants Cancelled (in Shares)
Warrants Cancelled, Weighted Average Exercise Price
Warrants Expired (in Shares)
Warrants Expired, Weighted Average Exercise Price
Warrants Oustanding (in Shares)	16,567,326	17,567,326
Warrants Oustanding, Weighted Average Exercise Price	$ 0.99	$ 0.93